Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1,000,000	$ 1,300,000
Accrued liabilities and reserves	10,834,000	11,062,000
Net operating loss carryforwards	902,000	29,810,000
Other	9,873,000	8,775,000
Accrued liabilities and reserves	(751,000)	(268,000)
Other	(2,299,000)	(4,995,000)
Total net current deferred tax assets	15,954,000	38,437,000
Net operating loss carryforwards	195,440,000	166,531,000
Accrued liabilities and reserves	7,602,000	5,965,000
Subscriber base and other intangible assets	36,586,000	53,525,000
Valuation allowance	(35,990,000)	(33,985,000)
Other	58,907,000	57,662,000
Subscriber base and other intangible assets	(41,544,000)	(62,721,000)
Accrued liabilities and reserves	(316,000)	(1,236,000)
Indefinite lived intangible assets	(1,925,000)	(1,644,000)
Other	(23,748,000)	(11,721,000)
Total net non-current deferred tax asset	195,012,000	172,376,000
Net deferred tax asset	210,966,000	210,813,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	1,300,000	400,000	500,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	15,000,000	14,800,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	7,500,000
Effective income tax rate (as a percent)	(15.00%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	55.00%
Deferred Tax Assets, Valuation Allowance, Current	2,605,000	5,947,000
Portion of valuation allowance that relates to net operating losses generated by the tax benefits of stock-based compensation.	32,000,000
Portion of the valuation allowance related to net operating losses in certain jurisdictions	6,600,000
Components of income tax provision
Federal	(159,000)	(1,491,000)	(3,026,000)
State	1,383,000	(2,286,000)	(4,242,000)
Current (provision) benefit	1,224,000	(3,777,000)	(7,268,000)
Federal	(2,580,000)	(19,476,000)	(46,964,000)
State	2,687,000	1,522,000	(2,635,000)
Deferred (provision) benefit	107,000	(17,954,000)	(49,599,000)
Total income tax (provision) benefit	1,331,000	(21,731,000)	(56,867,000)
Domestic Tax Authority [Member]
Deferred Tax Liability Not Recognized [Line Items]
Net operating loss carryforwards	493,600,000	494,000,000
Operating Loss Carry forwards Limited Under Section 382	350,500,000	406,300,000
State and Local Jurisdiction [Member]
Deferred Tax Liability Not Recognized [Line Items]
Net operating loss carryforwards	$ 786,400,000	$ 796,500,000